Shareholder Fees - American Century Government Income Trust	Aug. 01, 2026 USD ($)
CAPITAL PRESERVATION FUND | CAPITAL PRESERVATION FUND INVESTOR CLASS
Prospectus [Line Items]
Maximum Account Fee	$ 25
GINNIE MAE FUND | GINNIE MAE FUND INVESTOR CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 25
GINNIE MAE FUND | GINNIE MAE FUND I CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
GINNIE MAE FUND | GINNIE MAE FUND A CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]
Maximum Account Fee	$ 0
GINNIE MAE FUND | GINNIE MAE FUND C CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Maximum Account Fee	$ 0
GINNIE MAE FUND | GINNIE MAE FUND R CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
GINNIE MAE FUND | GINNIE MAE FUND R5 CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
GOVERNMENT BOND FUND | GOVERNMENT BOND FUND INVESTOR CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 25
GOVERNMENT BOND FUND | GOVERNMENT BOND FUND I CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
GOVERNMENT BOND FUND | GOVERNMENT BOND FUND A CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[2]
Maximum Account Fee	$ 0
GOVERNMENT BOND FUND | GOVERNMENT BOND FUND C CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Maximum Account Fee	$ 0
GOVERNMENT BOND FUND | GOVERNMENT BOND FUND R CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
GOVERNMENT BOND FUND | GOVERNMENT BOND FUND R5 CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
SHORT-TERM GOVERNMENT FUND | SHORT-TERM GOVERNMENT FUND INVESTOR CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 25
SHORT-TERM GOVERNMENT FUND | SHORT-TERM GOVERNMENT FUND I CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
SHORT-TERM GOVERNMENT FUND | SHORT-TERM GOVERNMENT FUND A CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.25%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[3]
Maximum Account Fee	$ 0
SHORT-TERM GOVERNMENT FUND | SHORT-TERM GOVERNMENT FUND C CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Maximum Account Fee	$ 0
SHORT-TERM GOVERNMENT FUND | SHORT-TERM GOVERNMENT FUND R CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
SHORT-TERM GOVERNMENT FUND | SHORT-TERM GOVERNMENT FUND R5 CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
INFLATION-ADJUSTED BOND FUND | INFLATION-ADJUSTED BOND FUND INVESTOR CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 25
INFLATION-ADJUSTED BOND FUND | INFLATION-ADJUSTED BOND FUND I CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
INFLATION-ADJUSTED BOND FUND | INFLATION-ADJUSTED BOND FUND Y CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
INFLATION-ADJUSTED BOND FUND | INFLATION-ADJUSTED BOND FUND A CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[4]
Maximum Account Fee	$ 0
INFLATION-ADJUSTED BOND FUND | INFLATION-ADJUSTED BOND FUND C CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Maximum Account Fee	$ 0
INFLATION-ADJUSTED BOND FUND | INFLATION-ADJUSTED BOND FUND R CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
INFLATION-ADJUSTED BOND FUND | INFLATION-ADJUSTED BOND FUND R5 CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
INFLATION-ADJUSTED BOND FUND | INFLATION-ADJUSTED BOND FUND R6 CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
INFLATION-ADJUSTED BOND FUND | INFLATION-ADJUSTED BOND FUND G CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0

[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of purchase.
[2]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of purchase.
[3]	Purchases of $500,000 or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of purchase.
[4]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of purchase.